Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2013 and 2014, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB2,136.7 million and RMB2,628.8 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	70.0	40.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	212.4	276.1
Customer deposit of Wangyibao accounts	389.3	599.3
Pledge deposit for short-term bank borrowing	1,459.0	1,703.4
Others	6.0	10.0
	2,136.7	2,628.8

Schedule of property and equipment useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life
Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Schedule of Group's appropriations to general reserve fund and statutory surplus fund

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	161,522	244,358	58,816